Note 7 - Balance Sheet Disclosures (Details Textual) € / shares in Units, € in Thousands							1 Months Ended			3 Months Ended			6 Months Ended			12 Months Ended			14 Months Ended
	May 03, 2022 € / shares $ / shares shares	Nov. 17, 2021 EUR (€) € / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 08, 2021 € / shares shares	Dec. 10, 2020 EUR (€) shares	Nov. 27, 2020 EUR (€) € / shares shares	Feb. 28, 2022 EUR (€)	Nov. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) installment € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Mar. 31, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) installment € / shares shares	Dec. 31, 2020 EUR (€) installment € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	May 11, 2022 shares	Nov. 30, 2019 EUR (€)
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill													€ 37		€ 8	€ 34	€ 11	€ 11
Depreciation and amortisation, research and development										€ 136		€ 58	273		105	284	171	78
Depreciation, property, plant and equipment													84		38	125	61	50
Additions other than through business combinations, property, plant and equipment													23,959		798
Impairment loss recognised in profit or loss, property, plant and equipment																1,965	0	0
Depreciation, right-of-use assets													231		160	415	313	163
Lease commitments for short-term leases for which recognition exemption has been used									€ 0							4	0
Expense relating to variable lease payments not included in measurement of lease liabilities																16
Other non-current financial assets									41	93			93			91	41
Other current financial assets									5,404	963			963			6,233	5,404
Other current non-financial assets									579	15,367			15,367			3,236	579
Subscribed capital									6,468	€ 9,390			9,390			8,735	6,468
Total number of shares issued (in shares) | shares																				10,930,000
Par value per share (in EUR per share) | € / shares				€ 0.06
Issue of equity													38,504		1,483		36,008	5,189
Increase in number of shares outstanding, new issuances (in shares) | shares				25,468,644	1,735,197
Capital Authorised									25,200							€ 25,200	25,200
Number of shares authorised (in shares) | shares																320,000,000
Proceeds from issuing shares		€ 142,334	$ 160,425,000										39,346	$ 41,534,000	1,500
Payments for share issue costs									€ 2,192				842		17	€ 2,825
Payments for transaction costs deferred for planned IPO		135			€ 135
Increase in number of shares outstanding, settlement agreement (in shares) | shares					480,000
Modification of settlement agreement liability					€ 1,427
Modification of liability, new share issuance					38,200
Share-based compensation													€ 1,221		1,165	€ 1,981	€ 32,160
Advances, percent cancellable									11.00%	26.20%			26.20%			28.00%	11.00%
Advances, percent cancellable, year one									1.00%	54.40%			54.40%			58.00%	1.00%
Advances, percent cancellable, year two									21.00%	13.60%			13.60%			13.00%	21.00%
Advances, percent cancellable, year three									66.00%	5.80%			5.80%			1.00%	66.00%
Advances, percent cancellable, year four									1.00%								1.00%
Repayments of borrowings															€ 185	€ 2,187	€ 2,327	0
Total trade and other current payables									€ 2,874	€ 15,874			€ 15,874			7,867	2,874
Short-term employee benefits [member]
Statement Line Items [Line Items]
Total trade and other current payables																383
Accrued vacation payments to employees [member]
Statement Line Items [Line Items]
Accruals																857
Accrued expenses for peniding invoices [member]
Statement Line Items [Line Items]
Accruals																751
Statutory levies [member]
Statement Line Items [Line Items]
Accruals									65							144	65
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 0.06
Total borrowings		€ 9,661						€ 9,661	6,800								6,800
Conversion of loans, number of shares issued (in shares) | shares								737,664
Total par value of shares converted from debt recognized in subscribed capital								€ 44
Loan 1 [member]
Statement Line Items [Line Items]
Total borrowings									€ 1,225								€ 1,225
Borrowings, interest rate									4.00%								4.00%
First loan 2 [member]
Statement Line Items [Line Items]
Total borrowings									€ 185								€ 185
Borrowings, interest rate									4.00%								4.00%
Second loan 2 [member]
Statement Line Items [Line Items]
Total borrowings									€ 185							100	€ 185
Loan 3 [member]
Statement Line Items [Line Items]
Total borrowings																€ 2,500
Borrowings, interest rate																12.00%
Repayments of borrowings																€ 29
Total trade and other current payables									200							250	200
Loan 3 after IPO [member]
Statement Line Items [Line Items]
Repayments of borrowings																€ 250
Borrowing, number of monthly installments | installment																5
Settlement agreement , recognized in equity																€ 1,427
Total trade and other current payables									€ 200							€ 250	€ 200
Subordinated loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate									6.00%								6.00%
Participation rights [member]
Statement Line Items [Line Items]
Total borrowings								€ 9,617													€ 1,383
Borrowings, interest rate																					3.50%
Percentage of face value																					0.52%
Number of cars reserved | $																			1,000
Two investors [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares															68,136
Each investor [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares				0.71
Capital providers [member] | Loan 3 [member]
Statement Line Items [Line Items]
Repayments of borrowings																	€ 250
Borrowing, number of monthly installments | installment									5								5
Ordinary shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares						30,588,000
Par value per share (in EUR per share) | € / shares	€ 0.06	€ 0.06				€ 0.06		€ 0.06								€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	10,000,000	10,000,000	10,000,000
Shares issued, price per share (in EUR per share) | $ / shares	€ 4.00		$ 15.00
Increase in number of shares outstanding, conversion of convertible securities (in shares) | shares		737,664	737,664
Number of shares authorised, maximum dividend (in shares) | shares									320,000								320,000
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares		€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares		1,500,000	1,500,000
Shares issued, price per share (in EUR per share) | $ / shares			$ 13.95
High-voting shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares						3,000,000
Par value per share (in EUR per share) | € / shares						€ 1.50										€ 1.50
Number of shares authorised (in shares) | shares																4,000,000
Number of shares authorised, maximum dividend (in shares) | shares									4,000,000								4,000,000
Subscribed capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares									35,803,197	84,507,641			84,507,641			73,577,641	35,803,197
Subscribed capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares									€ 0.06							€ 0.06	€ 0.06
Subscribed capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares									€ 1.50							€ 1.50	€ 1.50
Subscribed capital
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares																73,577,641
Issue of equity					133								€ 655		€ 4		€ 104	2
Issue of share split																	1,835
Share-based compensation																	0
Subscribed capital | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares										€ 0.06			€ 0.06			€ 0.06
Issue of share split						€ 1,835
Subscribed capital | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares										€ 1.50			€ 1.50			€ 1.50
Issue of share split						4,500
Capital reserve
Statement Line Items [Line Items]
Issue of equity					€ 37,302								€ 37,849		1,479		35,904	5,187
Issue of share split																	(1,835)
Share-based compensation																	0
Capital reserve | Ordinary shares [member]
Statement Line Items [Line Items]
Issue of share split						1,835
Capital reserve | High-voting shares [member]
Statement Line Items [Line Items]
Issue of share split						€ 4,500
Other reserves
Statement Line Items [Line Items]
Issue of equity																	0	0
Issue of share split																	0
Share-based compensation													1,221		€ 1,165	€ 1,981	€ 32,160
Bottom of range | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)																	1 year
Bottom of range | Participation rights [member]
Statement Line Items [Line Items]
Number of cars reserved | $																			2,000
Top of range | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)																	4 years
Solar panel production equipment
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment																254
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Depreciation, property, plant and equipment																	€ 0
Impairment loss recognised in profit or loss, property, plant and equipment																1,965	0
Advance payments for solar panel production equipment
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment																634
Research and development [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development																22	0
Selling and distribution costs [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense																4	11
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortisation, general and administrative																8	0
Property, plant and equipment 1 [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development																70	28	19
Depreciation and amortisation, selling and distributions expense																27	15	18
Depreciation and amortisation, general and administrative																€ 28	18	13
Buildings [member] | Bottom of range
Statement Line Items [Line Items]
Remaining lease terms (Year)																6 years
Buildings [member] | Top of range
Statement Line Items [Line Items]
Remaining lease terms (Year)																10 years
Vehicles [member] | Bottom of range
Statement Line Items [Line Items]
Remaining lease terms (Year)																2 years
Vehicles [member] | Top of range
Statement Line Items [Line Items]
Remaining lease terms (Year)																3 years
Right-of-use assets [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development																€ 192	144	61
Depreciation and amortisation, selling and distributions expense																45	77	56
Depreciation and amortisation, general and administrative																178	92	€ 46
PayPal reserve [member] | Paypal reserve released [member]
Statement Line Items [Line Items]
Reserve Released							€ 5,900				€ 5,900
Other current financial assets							€ 100
Receivable for VAT and other taxes [member]
Statement Line Items [Line Items]
Other current non-financial assets									€ 257	€ 2,225			€ 2,225			2,069	257
Prepaid expenses for software [member]
Statement Line Items [Line Items]
Other current non-financial assets									€ 256							€ 669	€ 256